Intangible assets, net	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Intangible assets, net
9.	Intangible assets, net

Intangible assets, net, as of June 30, 2024 and 2025, consist of the following:

	As of June 30,
	2024	2025
	RMB	RMB

IP Rights	-	49,000
Channel relationship	-	19,000
Brand	3,120	3,120
Software	-	65
Licensed IPs	-	914
Total	3,120	72,099
Less: accumulated amortization	(468)	(3,509)
Less: accumulated impairment	(2,652)	(2,652)
Intangible assets, net	-	65,938

Amortization expenses for intangible assets were nil, RMB468 and RMB3,041 for the years ended December 31, 2023, 2024 and 2025, respectively.

IP Rights and channel relationships are being amortized using an accelerated amortization method based on the expected economic benefits over the estimated life which range from 3 to 10 years.